Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Sep. 11, 2023
CCT's ordinary shares outstanding at December 31, 2022	[1]	80,321,873	75,440,709
CCT's ordinary shares issued to the Preferred Shareholders	[1]	80,321,873	75,440,709
Ordinary shares attributable to conversion		73,004,981
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions		75,439,209
CCT’s ordinary shares outstanding [Member]
CCT's ordinary shares outstanding at December 31, 2022		432,673,255
CCT's ordinary shares outstanding prior to the Reverse Recapitalization		450,615,461
CCT’s ordinary shares issued to the Preferred Shareholders [Member]
CCT's ordinary shares issued to the Preferred Shareholders		17,942,206
Conversion Of CCTs Ordinary Shares [Member]
Ordinary shares attributable to conversion	[2]	33,098,268
Conversion Of CCTs Convertible Redeemable Preferred Shares [Member]
Ordinary shares attributable to conversion	[2]	35,190,468
Conversion of Prime Impact's Class A Ordinary Shares [Member]
Ordinary shares attributable to conversion	[3]	375,193
Conversion of Prime Impact's Class B Ordinary Shares [Member]
Ordinary shares attributable to conversion	[3]	4,341,052
Ordinary Shares Attributable To Prime Impact Cayman LLC [Member]
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions	[4]	634,228
Ordinary Shares Attributable To World Dynamic Limited [Member]
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions	[4]	1,300,000
Ordinary Shares Attributable To Goldrock Holdings Limited [Member]
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions	[4]	500,000
Common Class A [Member]
CCT's ordinary shares outstanding at December 31, 2022	[1]	61,725,369	61,725,369
CCT's ordinary shares issued to the Preferred Shareholders	[1]	61,725,369	61,725,369
Ordinary shares attributable to conversion		375,193
Share issued		375,193
Common Class A [Member] | Prime Impact Cayman LLC [Member]
Share issued				634,228
Common Class A [Member] | World Dynamic Limited [Member]
Share issued				1,300,000
Common Class A [Member] | Goldrock Holdings Limited [Member]
Share issued				500,000
Sale of stock, price per share				$ 10.00

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	On the Closing Date, CCT converted its (i) 450,615,461 issued and outstanding ordinary shares; and (ii) 479,099,566 convertible redeemable preferred shares, issued and outstanding immediately prior to the Reverse Recapitalization into 33,098,268 and 35,190,468 Class A ordinary shares of the Company, respectively, based on the conversion ratio of 13.6145:1.
[3]	On the Closing Date, Prime Impact converted its issued and outstanding (i) 375,193 Class A ordinary shares; and (ii) 4,341,052 Class B ordinary shares into 4,716,245 Class A ordinary shares of the Company.
[4]	On September 11, 2023, Prime Impact, CCT and the Company entered into certain Subscription Agreements and a Backstop Agreement with global institutional investors in connection with the Business Combination. Pursuant to such agreements, the Company issued 634,228, 1,300,000, and 500,000 Class A ordinary shares to the Sponsor, World Dynamic Limited, and Goldrock Holdings Limited for the consideration of US$10.00 per share, respectively.